Other Payables and Accrued Liabilities - Schedule of Other Accounts Payables and Accrued Liabilities (Details) - USD ($)	Dec. 31, 2017	Jun. 30, 2017	Jun. 30, 2016
Payables and Accruals [Abstract]
Other payables	$ 4,402	$ 2,120	$ 6,915
Accrued audit fees	3,601	8,000
Accrued other expenses		2,283	9,678
Total other payables and accrued liabilities	$ 8,003	$ 12,403	$ 16,593